Shareholder Report, Line Graph (Details) 199271_Tortoise North American Pipeline Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Tortoise North American Pipeline Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Tortoise North American Pipeline Fund NAV
Accumulated Value	$ 22,640	$ 15,430	$ 14,807	$ 11,578	$ 8,899	$ 10,561	$ 10,037	$ 10,021	$ 9,807	$ 7,919	$ 23,161
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	34,758	25,960	22,804	25,117	19,635	16,717	14,397	13,547	11,025	10,203	$ 39,971
Tortoise North American Pipeline Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Tortoise North American Pipeline Index TR
Accumulated Value	$ 23,944	$ 16,174	$ 15,415	$ 11,970	$ 9,129	$ 10,846	$ 10,243	$ 10,172	$ 9,896	$ 7,929	$ 24,659